Redeemable Convertible Preferred Shares and Shareholders' Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares [Member]
Schedule of Share Capital [Line Items]
Authorized	49,200,191	16,987,315
Issued and paid	18,720,287	5,276,184
Carrying Value	$ 865	$ 320
Liquidation Preference
Preferred A Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		1,343,233
Issued and paid		755,566
Carrying Value		$ 5,804
Liquidation Preference
Preferred A-1 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		235,678
Issued and paid
Carrying Value
Liquidation Preference
Preferred A-2 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		257,062
Issued and paid
Carrying Value
Liquidation Preference
Preferred A-3 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		1,835,964
Issued and paid		1,437,045
Carrying Value		$ 9,882
Liquidation Preference
Preferred B Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		439,091
Issued and paid		333,366
Carrying Value		$ 2,292
Liquidation Preference
Preferred C Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		2,195,457
Issued and paid		590,059
Carrying Value		$ 8,967
Liquidation Preference		$ 9,039
Preferred D Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		2,195,457
Issued and paid		1,587,881
Carrying Value		$ 43,592
Liquidation Preference		$ 64,152
Preferred D-1 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		1,602,684
Issued and paid
Carrying Value
Liquidation Preference
Preferred D-2 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		1,646,593
Issued and paid
Carrying Value
Liquidation Preference
Preferred D-3 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		878,183
Issued and paid
Carrying Value
Liquidation Preference
Preferred D-4 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		1,251,411
Issued and paid
Carrying Value
Liquidation Preference
Preferred D-5 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		768,410
Issued and paid
Carrying Value
Liquidation Preference
Preferred D-6 Shares [Member]
Schedule of Share Capital [Line Items]
Authorized		373,228
Issued and paid
Carrying Value
Liquidation Preference